Condensed Statement of Cash Flows - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (720)	$ (2,436,718)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on marketable securities (net), dividends and interest, held in Trust Account		(758,660)
Changes in operating assets and liabilities:
Prepaid expenses		(390,077)
Accounts payable	720	32,973
Accrued expenses		2,391,005
Franchise tax payable		75,072
Income tax payable		127,733
Net cash used in operating activities		(958,672)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(230,000,000)
Net cash used in investing activities		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		24,990
Repayment of note payable to related parties		(89,844)
Proceeds from sale of Units, gross		230,000,000
Proceeds from sale of Private Placement Warrants		6,600,000
Payment of offering costs		(5,094,864)
Net cash provided by financing activities		231,440,282
Net change in cash		481,610
Cash-beginning of the period		0
Cash-end of the period	0	481,610
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	15,636	50,000
Offering costs included in accounts payable	32,720	5,473
Offering costs included in note payable		64,854
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	$ 25,000
Deferred underwriting commissions in connection with the initial public offering		8,050,000
Value of Class A common stock subject to possible redemption		$ 215,897,370